Events after the reporting period (Details) $ in Thousands, د.ك in Millions, R in Millions, ₦ in Billions						1 Months Ended													3 Months Ended		6 Months Ended
	Aug. 14, 2023 USD ($)	Aug. 14, 2023 NGN (₦)	Jul. 21, 2023 USD ($)	Jan. 11, 2023 USD ($)	Jan. 11, 2023 NGN (₦)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 NGN (₦)	May 31, 2023 USD ($)	May 31, 2023 NGN (₦)	Apr. 30, 2023 USD ($)	Apr. 30, 2023 NGN (₦)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 NGN (₦)	Feb. 28, 2023 USD ($)	Feb. 28, 2023 NGN (₦)	Feb. 28, 2023 KWD (د.ك)	Jan. 31, 2023 USD ($)	Jan. 31, 2023 NGN (₦)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jan. 31, 2024	Jan. 03, 2024	Aug. 14, 2023 ZAR (R)	Jul. 31, 2023 USD ($)	Jul. 31, 2023 ZAR (R)	Jun. 30, 2023 NGN (₦)	Jun. 30, 2023 KWD (د.ك)	May 31, 2023 NGN (₦)	Feb. 28, 2023 NGN (₦)	Jan. 03, 2023 USD ($)	Jan. 03, 2023 NGN (₦)	Dec. 31, 2022 USD ($)	Apr. 19, 2020 KWD (د.ك)
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from borrowings, classified as financing activities																			$ 290,083	$ 661,114	$ 658,179	$ 715,793
Borrowings						$ 3,466,108													3,466,108		3,466,108													$ 3,344,402
Repayments of borrowings, classified as financing activities																			153,505	$ 33,360	417,850	$ 70,027
Nigeria 2023 Term Loan
Disclosure of non-adjusting events after reporting period [line items]
Notional amount						219,200		$ 219,200											219,200		219,200							₦ 165.0		₦ 165.0		$ 165,400	₦ 124.5
Increase in loan facility								$ 15,300	₦ 11.5					$ 38,500	₦ 29.0
Borrowings, interest rate																	20.00%	20.00%
Proceeds from borrowings, classified as financing activities						15,300	₦ 11.5			$ 19,900	₦ 15.0	$ 18,600	₦ 14.0				$ 165,400	₦ 124.5
Borrowings						219,200													219,200		219,200							165.0
Nigeria 2023 Term Loan | Forecast | Top of range
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate																							24.00%
Nigeria 2023 Term Loan | Forecast | Bottom of range
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate																							18.00%
Nigeria 2023 Term Loan | Forecast | Nigerian MPR
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis																							2.50%
Nigeria 2023 Revolving Credit Facility (RCF)
Disclosure of non-adjusting events after reporting period [line items]
Notional amount						73,100								73,100					73,100		73,100							55.0			₦ 55.0	$ 58,500	₦ 44.0
Increase in loan facility														14,600	₦ 11.0
Borrowings, interest rate																																20.00%	20.00%
Proceeds from borrowings, classified as financing activities										$ 26,600	₦ 20.0
Borrowings						26,600													26,600		26,600							₦ 20.0
Nigeria 2023 Revolving Credit Facility (RCF) | Forecast | Top of range
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate																								24.00%
Nigeria 2023 Revolving Credit Facility (RCF) | Forecast | Bottom of range
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate																								18.00%
Nigeria 2023 Revolving Credit Facility (RCF) | Forecast | Nigerian MPR
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis																								2.50%
IHS (Nigeria) Limited, IHSN NG1, maturing 2023
Disclosure of non-adjusting events after reporting period [line items]
Repayments of borrowings, classified as financing activities				$ 21,400	₦ 16.1
IHS (Nigeria) Limited, IHSN NG2, maturing 2023
Disclosure of non-adjusting events after reporting period [line items]
Repayments of borrowings, classified as financing activities				$ 13,300	₦ 10.0
IHS Kuwait Limited, Bank Borrowings Maturing 2029
Disclosure of non-adjusting events after reporting period [line items]
Notional amount | د.ك																																			د.ك 85.0
Proceeds from borrowings, classified as financing activities														$ 900		د.ك 0.3
Borrowings						$ 70,800													$ 70,800		$ 70,800								د.ك 21.8
Signing of loan agreements | IHS South Africa, Short-Term Facility maturing September 2023
Disclosure of non-adjusting events after reporting period [line items]
Notional amount																										$ 18,700	R 350.0
Borrowings	$ 5,300																								R 100.0
Signing of loan agreements | IHS South Africa, Short-Term Facility maturing September 2023 | JIBAR 2 Month
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis																										1.00%	1.00%
Repayment of borrowings | Nigeria 2023 Revolving Credit Facility (RCF)
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	0
Repayments of borrowings, classified as financing activities	26,600	₦ 20.0
Increase of loan facility | IHS Holding Revolving Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Notional amount			$ 300,000
Increase in loan facility			$ 30,000
Borrowings	$ 0